CONDENSED CONSOLIDATED STATEMENT OF FINANCIAL POSITION (UNAUDITED) - USD ($) $ in Millions		Jun. 30, 2026	Dec. 31, 2025
Non-current assets
Property, plant and equipment		$ 786.3	$ 816.1
Right of use assets		371.3	369.9
Goodwill		274.5	262.7
Other intangible assets		284.3	288.9
Deferred income tax assets		77.6	65.1
Derivative financial instrument assets		59.6	48.1
Trade and other receivables		151.9	135.8
Non-current assets		2,005.5	1,986.6
Current assets
Inventories		46.5	42.1
Income tax receivable		2.6	0.8
Trade and other receivables		196.1	181.4
Cash and cash equivalents	[1]	1,073.5	825.7
Assets held for sale		1,035.8	1,453.0
Current assets		2,354.5	2,503.0
TOTAL ASSETS		4,360.0	4,489.6
Non-current liabilities
Trade and other payables		132.2	122.3
Borrowings		2,786.3	2,842.0
Lease liabilities		313.5	311.7
Provisions for other liabilities and charges		45.5	59.7
Deferred income tax liabilities		42.5	40.4
Non-current liabilities		3,320.0	3,376.1
Current liabilities
Trade and other payables		333.7	278.0
Provisions for other liabilities and charges		0.3	6.0
Derivative financial instrument liabilities		15.9
Income tax payable		91.7	69.9
Borrowings		323.5	295.7
Lease liabilities		66.4	60.7
Liabilities held for sale		391.1	493.0
Current liabilities		1,222.6	1,203.3
TOTAL LIABILITIES		4,542.6	4,579.4
EQUITY
Stated capital		5,440.3	5,419.7
Accumulated losses		(6,733.4)	(6,800.4)
Other reserves		1,111.4	1,129.4
Equity attributable to owners of the Company		(181.7)	(251.3)
Non-controlling interests		(0.9)	161.5
TOTAL EQUITY		(182.6)	(89.8)
TOTAL LIABILITIES AND EQUITY		$ 4,360.0	$ 4,489.6

[1]	Excludes $19.9 million cash classified within assets held for sale as of June 30, 2026 (December 31, 2025: $27.6 million) (see note 21.2)